Income Tax Expense - Schedule Of Components Of Income Tax Expense Benefit (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Income tax payable
Current income tax expense		₩ 1,571,947		₩ 1,099,171	₩ 1,043,047
Adjustments of income tax of prior years recognized in current tax		7,952		(13,434)	(51,130)
Sub-total		1,579,899		1,085,737	991,917
Changes in deferred income tax assets and liabilities	[1]	214,660		326,918	286,099
Income Tax Effects Allocated Directly To Equity [Abstract]
Remeasurements of net defined benefit liabilities		18,638		4,949	20,676
Currency translation differences		(15,675)		14,988	(5,714)
Net gains or losses on financial assets at fair value through other comprehensive income		(71,421)		(88,907)	(13,168)
Share of other comprehensive income or loss of associates and joint ventures		(7)		2,976	(3,147)
Gains or losses on cash flow hedging instruments		(21,534)		7,580	10,537
Gains or losses on hedging instruments of net investments in foreign operations		25,599		(24,500)	3,194
Other comprehensive income or loss arising from separate account		24,206		3,671	(1,301)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk		(5,202)		(3,350)	4,294
Net gains or losses on overlay adjustment		(46,834)		(61,637)	(72,817)
Consideration for exchange right of exchangeable bonds		0		(4,526)	0
Sub-total		(92,230)		(148,756)	(57,446)
Others		(5,104)		495	0
Income tax expense		₩ 1,697,225	$ 1,431,653	₩ 1,264,394	₩ 1,220,570

[1]	Effect of business combination is excluded.